13FCON NON-PUBLIC

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

[redacted]

11000580

FORM 13F

13FCONP 2/18/11

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [ ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

RECEIVED
NOV 14 2007
OFFICE OF THE SECRETARY

Institutional Investment Manager Filing this Report:
Name: HealthCor Management, L.P.
Address: Carnegie Hall Tower
152 West 57th St., 47th Floor
New York, NY 10019

13 File Number: 28-11790

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

CONFIDENTIAL TREATMENT DENIED

Name: John H. Coghlin
Title: General Counsel
Phone: 212-622-7871
Signature, Place and Date of Signing:

/s/ John H. Coghlin New York, NY November 14, 2007

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934

FORM 13F SUMMARY PAGE

Report Summary:

Confidential information has been omitted from the public 13F form and has been filed separately with the U.S. Securities and Exchange Commission ("SEC"). A request for confidential treatment has been submitted with the SEC.

Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	1
Form 13F Information Table Value Total:	10640 x($1000)

FORM 13F INFORMATION TABLE

NAME OF ISSUER	TITLE OF CLASS	CUSIP	VALUE x($1000)	SHARES/ PRN AMT	SH/ PRN	PUT/ CALL	INVSTMT DISCRETN	OTHER MANAGERS	VOTING AUTHORITY SOLE	SHARED	NONE
D LIFE SCIENCE RESEARCH, INC.	COMMON STOCK	532169109	10640	560000	SH		SOLE		560000	0	0
S REPORT SUMMARY	1 DATA RECORDS		10640	0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED							